SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
Employees hired or rehired on or after January 1, 2026, will be eligible for a 3% non-elective contribution made by the Company. This replaces the 5% non-elective contribution as discussed in Note 1 - Description of Plan.
Plan management has evaluated subsequent events for recognition and disclosure through June 10, 2026, which is the date the financial statements were available to be issued.